Exhibit 99.2

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2021,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2021, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2021, leases with a total base residual value of $32,874,668.62 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2021. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2021,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2021-	June	$680,890,574.80
	July	$615,223,403.33	$12,193,993.64	10.80%	$57,497,349.72	9.49%
	August	$576,182,828.67	$11,501,898.67	10.19%	$31,359,243.39	5.18%
	September	$532,210,327.40	$10,706,207.90	9.48%	$36,844,424.55	6.08%
	October	$496,301,532.04	$10,077,111.44	8.93%	$29,136,768.90	4.81%
	November	$465,629,341.03	$9,516,103.18	8.43%	$24,238,223.18	4.00%
	December	$432,102,347.23	$8,883,499.70	7.87%	$27,535,107.60	4.54%
2022-	January	$408,076,545.97	$8,452,220.21	7.49%	$18,257,007.69	3.01%
	February	$380,270,909.15	$7,954,749.36	7.05%	$22,385,138.82	3.69%
	March	$351,983,552.11	$7,442,695.70	6.59%	$23,206,199.21	3.83%
	April	$318,556,393.95	$6,802,650.96	6.03%	$28,810,285.94	4.76%
	May	$269,674,463.09	$5,817,911.17	5.15%	$45,042,201.59	7.43%
	June	$219,933,348.30	$4,803,634.19	4.26%	$46,612,011.33	7.69%
	July	$175,649,198.32	$3,877,830.78	3.44%	$41,772,001.30	6.89%
	August	$128,262,867.68	$2,861,026.05	2.53%	$45,616,002.31	7.53%
	September	$59,843,551.43	$1,366,771.49	1.21%	$67,848,979.82	11.20%
	October	$9,209,316.62	$253,606.85	0.22%	$50,752,223.85	8.38%
	November	$6,922,547.83	$191,638.85	0.17%	$2,152,304.36	0.36%
	December	$5,280,197.44	$145,275.86	0.13%	$1,540,052.08	0.25%
2023-	January	$273,041.10	$7,828.95	0.01%	$5,032,108.55	0.83%
	February	$186,460.31	$5,617.92	0.00%	$82,658.00	0.01%
	March	$182,000.02	$5,617.92	0.00%	$0.00	0.00%
	April	$177,512.00	$5,617.92	0.00%	$0.00	0.00%
	May	$158,801.37	$4,972.67	0.00%	$14,840.00	0.00%
	June	$92,750.59	$3,057.68	0.00%	$63,979.00	0.01%
	July	$62,867.44	$2,281.98	0.00%	$28,177.00	0.00%
	August	$42,825.76	$1,355.98	0.00%	$19,076.00	0.00%
	September	$27,759.66	$948.98	0.00%	$14,383.00	0.00%
	October	$0.00	$0.00	0.00%	$27,932.00	0.00%

Total			$112,886,126.00	100.00%	$605,888,679.19	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$718,774,805.19

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2021	Car	192	52.75%	$6,473	18.18%	46.19%
	CUV	688	50.44%	$7,919	21.03%	47.81%
	SUV	15	41.67%	$13,479	17.29%	34.92%
	Truck	135	28.36%	$11,621	21.33%	40.35%

	Total/Average	1,030	45.98%	$8,216	20.51%	45.61%

May 2021	Car	141	38.84%	$7,920	23.07%	58.56%
	CUV	683	43.45%	$9,888	26.20%	59.38%
	SUV	13	28.89%	$17,993	22.27%	45.73%
	Truck	78	16.99%	$12,908	24.78%	46.78%

	Total/Average	915	37.52%	$9,957	25.50%	57.15%

JUNE 2021	Car	107	26.35%	$9,177	26.58%	70.13%
	CUV	473	30.96%	$10,640	28.21%	64.77%
	SUV	8	14.29%	$19,279	25.54%	46.28%
	Truck	64	14.45%	$10,834	20.18%	38.83%
	Total/Average	652	26.80%	$10,525	26.83%	60.79%